Due to Shareholders of Acquired Companies - Schedule of Aggregate Maturities of due to Shareholders of Acquired Companies (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Aggregate maturities	$ 3,200,565	$ 3,499,424
Related Party Notes Payable
Debt Instrument [Line Items]
2018	35,257
2019	14,081
2020	12,939
2021	11,752
2022	0
Aggregate maturities	74,029
Less: imputed interest discount	(2,244)
Total	$ 71,785